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                          MFS(R) MUNICIPAL SERIES TRUST

                       MFS(R)ALABAMA MUNICIPAL BOND FUND
                     MFS(R)MISSISSIPPI MUNICIPAL BOND FUND
                       MFS(R)ARKANSAS MUNICIPAL BOND FUND
                       MFS(R)NEW YORK MUNICIPAL BOND FUND
                      MFS(R)CALIFORNIA MUNICIPAL BOND FUND
                    MFS(R)NORTH CAROLINA MUNICIPAL BOND FUND
                       MFS(R)FLORIDA MUNICIPAL BOND FUND
                     MFS(R)PENNSYLVANIA MUNICIPAL BOND FUND
                        MFS(R)GEORGIA MUNICPAL BOND FUND
                    MFS(R)SOUTH CAROLINA MUNICIPAL BOND FUND
                       MFS(R)MARYLAND MUNICIPAL BOND FUND
                      MFS(R)TENNESSEE MUNICIPAL BOND FUND
                    MFS(R)MASSACHUSETTS MUNICIPAL BOND FUND
                       MFS(R)VIRGINIA MUNICIPAL BOND FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

                      Supplement to the Current Prospectus

The description of portfolio managers under the "Management of the Funds" section of the prospectus is hereby restated as follows:

Effective March 23, 2000, Michael L. Dawson and Geoffrey L. Schechter are the portfolio managers for the funds referenced above. Mr. Dawson, a Vice President of the Adviser, has been a portfolio manager of each fund since January 1, 1999. Mr. Dawson has been employed in the investment management area of the Adviser since September, 1998. Mr. Dawson was employed as a sales representative in the Institutional Sales Group at Fidelity Capital Markets from March, 1997 to May, 1998. From January, 1993 to March, 1997, Mr. Dawson was employed by Goldman Sachs & Co. in the Institutional Sales - Fixed Income Division. Mr. Schechter, a Vice President of the Adviser, became a portfolio manager of the South Carolina, North Carolina, Georgia, Virginia and W. Virginia Municipal Bond Funds on May 1, 1999, and the remainder of the funds referenced above on March 23, 2000. Mr. Schechter has been employed in the investment management area of the Adviser since June, 1993.

                 The date of this Supplement is March 30, 2000.